DEBT AND CREDIT FACILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 4,100
Committed lines of credit, remaining borrowing capacity	3,400
Outstanding commercial paper supported by committed lines of credit classified as long-term debt	200	300
Weighted average interest rate on total short-term debt outstanding	0.64%	0.72%
Line Of Credit Facility, Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,067
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, capacity for issuance of letters of credit	635
Committed lines of credit, letters of credit outstanding	12
Line Of Credit Facility, Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	2,189
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Outstanding commercial paper supported by committed lines of credit	590
Line Of Credit Facility, S D G E [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658
Committed lines of credit, remaining borrowing capacity	599
Outstanding commercial paper supported by committed lines of credit	59
Weighted average interest rate on total short-term debt outstanding	0.13%
Line Of Credit Facility, So Cal Gas [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658
Committed lines of credit, remaining borrowing capacity	616
Outstanding commercial paper supported by committed lines of credit	42
Weighted average interest rate on total short-term debt outstanding	0.13%
Line Of Credit Facility, California Utilities Combined [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	877
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, capacity for issuance of letters of credit	200
New line of credit capacity	300
Line Of Credit Facility, Copper Mountain Solar 2 [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, capacity for issuance of letters of credit	$ 60